UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2006




ITEM 1. REPORT TO STOCKHOLDERS.
USAA EMERGING MARKETS FUND - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2006



[LOGO OF USAA]
    USAA(R)

               USAA EMERGING
                     MARKETS Fund

                              [GRAPHIC OF USAA EMERGING MARKETS FUND]

     A n n u a l  R e p o r t

--------------------------------------------------------------------------------
     MAY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Distributions to Shareholders                                            11

    Report of Independent Registered Public Accounting Firm                  12

    Portfolio of Investments                                                 13

    Notes to Portfolio of Investments                                        20

    Financial Statements                                                     22

    Notes to Financial Statements                                            25

EXPENSE EXAMPLE                                                              40

ADVISORY AGREEMENTS                                                          42

DIRECTORS' AND OFFICERS' INFORMATION                                         50

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                       IT IS A CLASSIC SCENARIO. WHEN MARKETS
[PHOTO OF CHRISTOPHER W. CLAUS]          GO UP, RISK TOLERANCE GOES UP, AND
                                        INVESTORS START TO CHASE PERFORMANCE.

                                                         "
                                                                       JUNE 2006
--------------------------------------------------------------------------------

         Remember risk? It is the flip side of the risk/reward equation. In exchange for the possibility of higher returns, you take on more risk. But during the last two to three years, many investors have forgotten this fundamental investment truth. Hungry for returns in the low-interest-rate environment, they flocked into the riskier asset classes - the emerging markets, small-cap stocks, precious metals, and commodities. Investor experience has been all about reward and very little about risk.

         In May, however, risk finally re-emerged as a consideration in investment decision-making. Rising global interest rates and the potential for a worldwide economic slowdown have led to increased market volatility, reminding investors that outsized rewards are generally paired with greater risk. As a result, the old adage that you should be paid for the risk you assume has taken on renewed meaning.

         It is a classic scenario. When markets go up, risk tolerance goes up, and investors start to chase performance. The opposite approach is often the better course. You would be wise to cultivate patience during rising markets and potentially reduce the amount of risk you take. Experienced investors know that as market returns increase, so do the chances of a correction.

         Still, when the financial markets are awash in liquidity, it is easy to forget the fundamentals. If you cannot find the returns you want in conservative equity and fixed-income investments, you are tempted to seek higher returns elsewhere. This is precisely what happened during the last couple of years.

         But in the spring, it all began to unravel as global interest rates continued to rise. In the months ahead, we may see even higher short-term rates as

 . . . C O N T I N U E D
========================--------------------------------------------------------

         the Federal Reserve Board (the Fed) tries to combat inflation. We may also see a slowdown in the U.S. economy, and if the U.S. economy cools, the world economy is likely to follow suit.

         In this environment, money market fund yields - currently near 5% - are appealing, especially for risk-averse investors. Once the Fed pauses, bonds should become more attractive. For equity investors, the most prudent play may be a conservative stance. They might also want to consider locking in some of their gains in the emerging markets, small-cap stocks, precious metals, and commodities.

         At USAA Investment Management Company, we have already taken a more conservative position in our international and emerging markets portfolios - perhaps earlier than a crystal ball would have suggested
         - but as the market has fallen, our relative performance has been solid. Going forward, we will continue to look for investment opportunities that have the potential to add value while evaluating the risks that could affect them.

         From all of us here, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /s/ Christopher W. Claus

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall. o Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

D. KIRK HENRY, CFA                             ANDREW B. JOHNSEN, CFA
   The Boston Company Asset                       The Boston Company Asset
   Management, LLC                                Management, LLC

CLIFFORD A. SMITH, CFA                         PARAMESWARI ROYCHOUDHURY, CFA
   The Boston Company Asset                       The Boston Company Asset
   Management, LLC                                Management, LLC

CAROLYN M. KEDERSHA, CFA, CPA                  MICHELLE Y. CHAN, CFA
   The Boston Company Asset                       The Boston Company Asset
   Management, LLC                                Management, LLC
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the year ended May 31, 2006, the USAA Emerging Markets Fund had a total return of 34.52%. This compares to a return of 39.40% for the Lipper Emerging Markets Funds Index and 40.41% for the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

WHAT WAS THE OVERALL MARKET ENVIRONMENT DURING THE REPORTING YEAR?

                 The positive market environment of the previous two years continued, with low inflation, low interest rates, and strong economic growth around the world driven by U.S. demand and Asian production. As you can see by the returns, it was another great year to be invested in emerging markets.

                 As the reporting year was ending, however, we started to see a significant sell-off, driven by higher inflation, concerns about further Federal Reserve Board rate hikes, a tapped U.S. consumer, and overheated commodities markets. For the past three years, investors have increasingly looked to invest in riskier

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 8 FOR BENCHMARK DEFINITIONS.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 markets; we think that may be changing a bit, given the new environment. We have been concerned for some time about the level of "hot" money in higher-risk asset classes and have been positioned accordingly. That, in our opinion, has been the major reason the Fund has slightly underperformed the MSCI Emerging Markets Index benchmark over the course of the three-year rally.

HOW WAS THE FUND INVESTED BY REGION?

                 India was among our best markets during the year, and we had very strong stock selection there. We owned Reliance Industries Ltd. GDR, a conglomerate that was broken up into five parts. This transaction helped investors to see additional value in those companies. Another Indian stock that helped was Dr. Reddy's Laboratories Ltd. ADR, a pharmaceutical company. We bought the company after it had sold off heavily, and it subsequently had a nice rebound.

                 We had good stock selection in Russia, where our large holdings OAO Gazprom ADR and LUKoil Holdings ADR benefited from high energy prices and strong demand after the government relaxed controls on foreign ownership of Gazprom.

                 We were hurt by our stock selection in Mexico, where our valuation discipline led us to avoid richly valued stocks including American Movile and WalMart de Mexico. The same was true in Brazil, where our exposure tended to be in more stable companies such as Petroleo Brasileiro S.A. ADR and Brasil Telecom Participacoes S.A. ADR, instead of the big banks, which benefited as interest rates fell. Another market that hurt us was China, where we simply weren't comfortable with the valuations of companies highly leveraged to commodity prices, and didn't participate in IPOs in the financial sector because of concerns over valuation and asset quality.

                 DR. REDDY'S LABORATORIES LTD. ADR WAS SOLD OUT OF THE FUND PRIOR TO MAY 31, 2006.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-19.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT IMPACT DID YOUR POSITIONING BY INDUSTRY SECTORS HAVE ON PERFORMANCE?

                 We did well in energy thanks to the Russian oil companies and were helped in health care by the investment in Dr. Reddy's Laboratories, and by our avoidance of Teva Pharmaceuticals, the large Israeli generic drug maker. Banks were another strong area, despite our underexposure in Brazil, because we owned Nedcor Ltd. in South Africa and Kookmin Bank in Korea, which both did quite well. The big negative area was telecommunications services; we tended to own the established phone companies, which underperformed, and didn't have enough exposure to newer mobile companies, which had large gains and ever-higher valuations.

WHAT'S YOUR OUTLOOK?

                 Near term, we expect market weakness to continue as growth slows globally. As mentioned earlier, a lot of hot money has flowed into emerging markets, and we think that needs to be flushed out to bring valuations down to more reasonable levels. There are plenty of great companies in emerging markets that we can't own because valuations are simply too high for our investment discipline. Longer term, we remain very bullish given the great strides being made in many emerging market countries in terms of structural changes, stable currencies, trade surpluses, growing foreign reserves, more stable political situations, and growing local demand.

                 We believe the portfolio is well-positioned to preserve the capital we've made over the past three years as markets adjust to slower global economic growth. It's important for shareholders to remember that all markets are cyclical, and emerging markets in particular require a high level of discipline regardless of sentiment and short-term money flows. We thank you for your investment in the Fund.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA EMERGING MARKETS FUND (Ticker Symbol: USEMX)

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests at least 80% of the Fund's assets in equity securities of emerging market companies.

--------------------------------------------------------------------------------
                                           5/31/06                 5/31/05
--------------------------------------------------------------------------------
Net Assets                             $314.9 Million          $152.4 Million
Net Asset Value Per Share                  $16.82                  $12.59

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/06
--------------------------------------------------------------------------------

1 YEAR                                  5 YEARS                    10 YEARS
34.52%                                   18.99%                     5.21%

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       CUMULATIVE PERFORMANCE COMPARISON

                 [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     LIPPER EMERGING        MSCI EMERGING         USAA EMERGING
                  MARKETS FUNDS INDEX       MARKETS INDEX          MARKETS FUND
                  -------------------       -------------         -------------
05/31/96              $10,000.00             $10,000.00             $10,000.00
06/30/96               10,019.12              10,062.44               9,856.24
07/31/96                9,438.14               9,374.74               9,134.86
08/31/96                9,696.26               9,614.70               9,474.24
09/30/96                9,795.54               9,697.99               9,606.22
10/31/96                9,570.86               9,439.35               9,285.70
11/30/96                9,787.12               9,597.51               9,559.08
12/31/96                9,872.24               9,640.92               9,700.49
01/31/97               10,627.03              10,298.53              10,445.23
02/28/97               11,005.96              10,739.56              10,794.04
03/31/97               10,725.71              10,457.46              10,586.64
04/30/97               10,725.36              10,475.93              10,473.51
05/31/97               11,096.17              10,775.76              10,869.45
06/30/97               11,639.50              11,352.44              11,369.09
07/31/97               11,980.40              11,521.91              11,613.00
08/31/97               10,661.27              10,055.76              10,723.37
09/30/97               11,045.95              10,334.38              11,316.46
10/31/97                9,201.39               8,638.64               9,556.33
11/30/97                8,781.02               8,323.44               9,097.17
12/31/97                8,861.25               8,524.01               9,365.02
01/31/98                8,243.34               7,855.47               8,504.08
02/28/98                8,979.89               8,675.39               9,460.67
03/31/98                9,314.20               9,051.87               9,919.84
04/30/98                9,358.98               8,953.27               9,833.74
05/31/98                8,124.72               7,726.30               8,590.18
06/30/98                7,354.50               6,915.84               7,757.94
07/31/98                7,578.74               7,135.12               7,903.17
08/31/98                5,407.13               5,072.07               5,355.63
09/30/98                5,610.04               5,393.82               5,731.97
10/31/98                6,148.93               5,961.80               6,561.85
11/30/98                6,561.94               6,457.63               6,909.24
12/31/98                6,479.90               6,364.05               6,918.89
01/31/99                6,348.40               6,261.37               6,745.19
02/28/99                6,293.90               6,322.27               6,696.94
03/31/99                6,995.18               7,155.49               7,362.78
04/30/99                7,966.92               8,040.77               8,385.66
05/31/99                7,870.73               7,993.99               8,192.66
06/30/99                8,754.66               8,901.25               9,070.79
07/31/99                8,536.83               8,659.44               8,865.10
08/31/99                8,442.33               8,738.22               8,729.02
09/30/99                8,142.50               8,442.50               8,320.75
10/31/99                8,387.56               8,622.27               8,505.44
11/30/99                9,312.76               9,395.38               9,215.04
12/31/99               10,948.85              10,590.29              10,546.75
01/31/00               10,821.92              10,653.40              10,323.18
02/29/00               11,143.99              10,794.10              10,673.12
03/31/00               11,177.05              10,846.78              10,653.68
04/30/00                9,961.09               9,818.59               9,292.81
05/31/00                9,430.89               9,412.67               8,729.02
06/30/00                9,898.53               9,744.23               9,195.60
07/31/00                9,494.66               9,243.09               8,776.11
08/31/00                9,592.77               9,288.53               8,892.86
09/30/00                8,675.98               8,477.50               8,104.76
10/31/00                8,028.26               7,862.85               7,618.28
11/30/00                7,302.56               7,175.31               6,849.64
12/31/00                7,566.16               7,348.61               7,180.45
01/31/01                8,442.77               8,360.51               7,851.79
02/28/01                7,788.11               7,705.88               7,180.45
03/31/01                7,045.16               6,949.01               6,538.30
04/30/01                7,405.13               7,292.37               6,839.91
05/31/01                7,608.77               7,379.42               6,966.40
06/30/01                7,476.04               7,227.94               6,869.10
07/31/01                7,012.42               6,771.20               6,509.11
08/31/01                6,920.98               6,704.41               6,275.60
09/30/01                5,933.37               5,666.71               5,487.50
10/31/01                6,244.83               6,018.38               5,759.93
11/30/01                6,863.43               6,646.71               6,217.22
12/31/01                7,301.49               7,174.30               6,764.41
01/31/02                7,589.38               7,417.42               7,096.28
02/28/02                7,759.14               7,539.28               7,320.79
03/31/02                8,184.11               7,993.55               7,808.84
04/30/02                8,284.09               8,044.65               7,818.60
05/31/02                8,207.89               7,916.48               7,740.51
06/30/02                7,607.97               7,322.57               7,164.61
07/31/02                7,039.36               6,765.64               6,559.43
08/31/02                7,097.11               6,869.89               6,637.51
09/30/02                6,385.42               6,128.69               5,924.96
10/31/02                6,689.96               6,526.36               6,139.70
11/30/02                7,140.01               6,975.60               6,569.19
12/31/02                6,963.56               6,743.83               6,422.77
01/31/03                6,923.23               6,714.47               6,344.68
02/28/03                6,759.92               6,533.24               6,168.98
03/31/03                6,541.94               6,348.00               5,993.29
04/30/03                7,172.27               6,913.43               6,569.19
05/31/03                7,688.01               7,409.61               7,057.24
06/30/03                8,075.02               7,831.92               7,398.88
07/31/03                8,444.66               8,322.41               7,808.84
08/31/03                9,008.86               8,881.01               8,209.04
09/30/03                9,208.67               8,946.12               8,394.50
10/31/03                9,925.97               9,707.41               9,028.97
11/30/03               10,073.24               9,826.70               9,194.91
12/31/03               10,929.13              10,539.10               9,829.38
01/31/04               11,241.63              10,913.40              10,131.97
02/29/04               11,746.23              11,416.83              10,571.22
03/31/04               11,903.77              11,563.53              10,639.55
04/30/04               10,965.57              10,618.13               9,985.55
05/31/04               10,751.59              10,477.36               9,819.62
06/30/04               10,806.80              10,456.55               9,946.51
07/31/04               10,648.19              10,271.65               9,800.09
08/31/04               11,061.96              10,701.63              10,092.93
09/30/04               11,710.62              11,319.72              10,571.22
10/31/04               12,067.99              11,590.90              10,834.77
11/30/04               13,060.44              12,664.51              11,820.63
12/31/04               13,737.23              13,274.20              12,404.10
01/31/05               13,786.07              13,316.22              12,286.34
02/28/05               14,935.57              14,485.50              13,218.61
03/31/05               13,920.06              13,531.18              12,296.15
04/30/05               13,579.41              13,170.53              12,050.82
05/31/05               13,999.54              13,634.24              12,355.03
06/30/05               14,464.25              14,104.88              12,816.26
07/31/05               15,462.73              15,102.92              13,620.96
08/31/05               15,703.15              15,238.87              13,679.84
09/30/05               17,076.52              16,659.84              14,769.12
10/31/05               16,046.81              15,571.36              13,738.72
11/30/05               17,249.55              16,860.62              14,700.43
12/31/05               18,222.81              17,859.41              15,572.46
01/31/06               20,320.25              19,865.02              16,985.44
02/28/06               20,201.34              19,846.10              16,995.32
03/31/06               20,475.46              20,024.00              17,341.16
04/30/06               21,925.91              21,452.82              18,497.23
05/31/06               19,515.17              19,210.03              16,619.85

                                 [END CHART]

                      DATA FROM 5/31/96 THROUGH 5/31/06.

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund to the following benchmarks:

                 o The Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

                 o The Morgan Stanley Capital International (MSCI) Emerging
                   Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

---------------------------------------------------------------------
                          TOP 10 INDUSTRIES*
                          (% of Net Assets)
---------------------------------------------------------------------

Diversified Banks                                               13.9%
Integrated Telecommunication Services                           10.5%
Integrated Oil & Gas                                             8.9%
Semiconductors                                                   5.1%
Electric Utilities                                               3.8%
Computer Hardware                                                2.9%
Diversified Chemicals                                            2.9%
Automobile Manufacturers                                         2.7%
Wireless Telecommunication Services                              2.6%
Electrical Components & Equipment                                2.5%

        *EXCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
         WITH CASH COLLATERAL FROM SECURITIES LOANED.

----------------------------------------------------------------------
                        TOP 10 EQUITY HOLDINGS
                          (% of Net Assets)
----------------------------------------------------------------------

LUKoil Holdings ADR                                              2.8%
Petroleo Brasileiro S.A. ADR                                     2.7%
United Microelectronics Corp.                                    2.7%
OAO Gazprom ADR                                                  2.4%
Reliance Industries GDR                                          2.0%
Samsung Electronics Co. Ltd.                                     1.9%
Telefonos de Mexico S.A. de C.V. ADR "L"                         1.9%
Nedcor Ltd.                                                      1.6%
Kookmin Bank                                                     1.5%
Quanta Computer, Inc.                                            1.5%

        YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-19.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                        OVERVIEW

                   ASSET ALLOCATION
                       5/31/06

          [PIE CHART OF ASSET ALLOCATION]

Korea                                           18.1%
Taiwan                                          16.1%
Brazil                                          11.9%
China                                            8.1%
South Africa                                     7.6%
Mexico                                           6.4%
Russia                                           6.0%
India                                            5.8%
Malaysia                                         5.5%
Other*                                          15.3%

                     [END CHART]

        *INCLUDES COUNTRIES WITH LESS THAN 3% OF THE PORTFOLIO, MONEY MARKET
         INSTRUMENTS (1.2%), AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.7%).

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-19.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA EMERGING MARKETS FUND

         The following federal tax information related to the Fund's fiscal year ended May 31, 2006, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2007.

         Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the maximum amount that may be considered qualified dividend income is $5,256,000.

         The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and the related foreign taxes for the fiscal year ended May 31, 2006, are $7,244,000 and $688,000, respectively.

         0.63% of ordinary income distributions qualify for dividends-received deductions eligible to corporations.

         For the fiscal year ended May 31, 2006, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $164,000 as qualifying interest income.

12

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA EMERGING MARKETS FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Emerging Markets Fund (a portfolio of USAA Investment Trust) (the "Fund"), including the portfolio of investments, as of May 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period presented through May 31, 2002, were audited by other auditors whose report, dated July 5, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Emerging Markets Fund at May 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /S/ ERNST & YOUNG LLP

San Antonio, Texas
July 14, 2006

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                   of INVESTMENTS

USAA EMERGING MARKETS FUND
MAY 31, 2006

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              STOCKS (97.9%)

              ARGENTINA (0.1%)
     35,700   Petrobras Energia S.A. ADR "B" (Integrated Oil & Gas)*                            $    360
                                                                                                --------
              BRAZIL (11.9%)
     52,100   Banco Itau S.A. ADR (Diversified Banks)(b)                                           1,388
     93,160   Brasil Telecom Participacoes S.A. ADR (Preferred)
                 (Integrated Telecommunication Services)                                           2,851
    263,000   Braskem S.A. "A" (Preferred) (Commodity Chemicals)                                   1,606
     76,600   Braskem S.A. ADR (Commodity Chemicals)                                                 921
 32,804,300   Centrais Electricas Brasileiras S.A. (Electric Utilities)                              610
 54,799,000   Centrais Electricas Brasileiras S.A. "B" (Preferred) (Electric Utilities)              967
 40,517,000   Companhia Energetica de Minas Gerais (CEMIG) (Preferred)
                 (Electric Utilities)                                                              1,547
174,271,400   Companhia Paranaense de Energia-Copel (Preferred) (Electric Utilities)               1,432
      5,400   Companhia Vale Do Rio Doce ADR (Steel)                                                 252
 17,803,400   Companhia de Saneamento Basico do Estado de Sao Paulo
                 (SABESP) (Water Utilities)                                                        1,564
     24,900   Companhia de Saneamento Basico do Estado de Sao Paulo
                 (SABESP) ADR (Water Utilities)                                                      554
 21,893,700   Companhia de Tecidos Norte de Minas (Preferred) (Textiles)                           1,685
     69,244   Embraer Empresa Brasileira de Aeronautica S.A. ADR (Preferred)
                 (Aerospace & Defense)                                                             2,316
    186,100   Grendene S.A. (Footwear)                                                             1,336
    330,200   Klabin S.A. (Preferred) (Paper Packaging)                                              707
     97,686   Petroleo Brasileiro S.A. ADR (Integrated Oil & Gas)                                  8,484
    136,700   Tele Norte Leste Participacoes S.A. ADR (Preferred) (Integrated
                 Telecommunication Services)(b)                                                    1,793
     40,700   Telemar Norte Leste S.A. (Integrated Telecommunication Services)                       779
999,741,484   Telemig Celular Participacoes S.A. (Preferred) (Wireless
                 Telecommunication Services)                                                       1,807
     69,785   Telesp-Telecomunicacoes de Sao Paulo S.A. (Preferred) (Integrated
                 Telecommunication Services)                                                       1,280
     31,700   Uniao De Bancos Brasileiros S.A. (Unibanco) GDR (Preferred)
                 (Diversified Banks)                                                               2,023
    109,200   Votorantim Celulose e Papel S.A. ADR (Paper Products)(b)                             1,554
                                                                                                --------
                                                                                                  37,456
                                                                                                --------
              CHILE (0.4%)
     51,000   Compania Cervecerias Unidas S.A. ADR (Brewers)                                       1,186
     25,500   Masisa S.A. ADR (Forest Products)                                                      213
                                                                                                --------
                                                                                                   1,399
                                                                                                --------

14

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              CHINA (8.1%)
    372,800   BYD Co. Ltd. "H" (Electrical Components & Equipment)*(a)                          $    723
  5,060,000   Brilliance China Automotive Holdings Ltd. (Auto Parts & Equipment)(a)                  813
  5,608,600   CNOOC Ltd. (Oil & Gas Exploration & Production)(a)                                   4,259
  3,020,700   China Petroleum and Chemical Corp. "H" (Integrated Oil & Gas)(a)                     1,780
 12,937,500   China Telecom Corp. Ltd. "H" (Integrated Telecommunication Services)(a)              4,172
  7,847,800   Denway Motors Ltd. (Automobile Manufacturers)(a)                                     2,722
  1,704,500   Global Bio-chem Technology Group Co. Ltd. (Agricultural Products)(a)                   691
  6,759,400   Huadian Power International Corp. Ltd. "H" (Electric Utilities)(a)                   1,765
  2,597,800   Huaneng Power International, Inc. "H" (Electric Utilities)(a)                        1,675
  1,263,000   Panva Gas Holdings Ltd. (Commodity Chemicals)*(a)                                      568
  1,027,000   Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)(a)                      2,024
  3,899,200   Sinotrans Ltd. "H" (Air Freight & Logistics)(a)                                      1,234
  1,586,500   Weiqiao Textile Co. Ltd. "H" (Textiles)(a)                                           1,980
  1,517,000   Yanzhou Coal Mining Co. Ltd. "H" (Diversified Metals & Mining)(a)                    1,096
                                                                                                --------
                                                                                                  25,502
                                                                                                --------
              CZECH REPUBLIC (0.7%)
     16,360   Komercni Banka a.s. (Diversified Banks)                                              2,299
                                                                                                --------
              HONG KONG (0.3%)
  1,201,500   Texwinca Holdings Ltd. (Textiles)(a)                                                   827
                                                                                                --------
              HUNGARY (0.9%)
    675,000   Magyar Tavkozlesi Rt. (Integrated Telecommunication Services)*                       2,786
                                                                                                --------
              INDIA (5.8%)
     58,500   Gail India Ltd. GDR (Oil & Gas Refining & Marketing)                                 1,784
    215,500   Hindalco Industries Ltd. GDR(Aluminum)*(a)                                             474
    739,300   Hindalco Industries Ltd. GDR (Aluminum)                                              2,795
     13,500   ICICI Bank Ltd. ADR (Diversified Banks)                                                359
    405,950   Mahanagar Telephone Nigam Ltd. ADR (Integrated
                 Telecommunication Services)                                                       2,980
    109,557   Reliance Industries Ltd. GDR (Diversified Chemicals)(a)                              6,130
      8,700   Reliance Industries Ltd. GDR (Diversified Chemicals)*                                  354
     77,100   State Bank of India Ltd. GDR (Diversified Banks)                                     3,346
                                                                                                --------
                                                                                                  18,222
                                                                                                --------
              INDONESIA (1.8%)
  3,725,200   PT Bank Mandiri Tbk (Regional Banks)                                                   680
  1,738,100   PT Gudang Garam Tbk (Tobacco)                                                        1,793

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
 10,097,800   PT Indofood Sukses Makmur Tbk (Packaged Foods & Meat)                             $  1,026
  1,721,800   PT Indonesian Satellite Corp. Tbk (Integrated
                 Telecommunication Services)                                                         930
  1,649,800   PT Telekomunikasi Indonesia Tbk (Integrated
                 Telecommunication Services)                                                       1,257
                                                                                                --------
                                                                                                   5,686
                                                                                                --------
              ISRAEL (1.6%)
    180,000   Bank Hapoalim Ltd. (Diversified Banks)                                                 840
    153,300   Bank Leumi Le-Israel (Regional Banks)                                                  576
    106,700   Check Point Software Technologies Ltd. (Systems Software)*                           2,061
    190,460   Super-Sol Ltd. (Food Retail)*                                                          553
     97,000   Taro Pharmaceutical Industries Ltd. (Pharmaceuticals)*(b)                            1,170
                                                                                                --------
                                                                                                   5,200
                                                                                                --------
              KOREA (18.1%)
     18,410   Daelim Industrial Co. Ltd. (Construction & Engineering)(a)                           1,320
    113,340   Hanwha Chemical Corp. (Diversified Chemicals)(a)                                     1,174
      3,850   Hyundai Department Store Co. Ltd. (Department Stores)(a)                               327
     22,540   Hyundai Mobis (Auto Parts & Equipment)(a)                                            1,762
     42,690   Hyundai Motor Co. Ltd. (Automobile Manufacturers)(a)                                 3,273
     60,480   Industrial Bank of Korea (Consumer Finance)(a)                                       1,037
      7,330   KT Corp. (Integrated Telecommunication Services)(a)                                    311
    159,900   KT Corp. ADR (Integrated Telecommunication Services)                                 3,526
     29,993   Kangwon Land, Inc. (Casinos & Gaming)(a)                                               525
     60,380   Kookmin Bank (Diversified Banks)(a)                                                  4,826
      9,330   Kookmin Bank ADR (Diversified Banks)                                                   751
    100,950   Korea Electric Power Corp. (Electric Utilities)(a)                                   4,098
      9,100   Kumho Tire Co. Ltd. ADR (Tires & Rubber)(a)                                             67
    166,920   Kumho Tire Co., Inc. (Tires & Rubber)(a)                                             2,396
     78,330   LG Chem Ltd. (Diversified Chemicals)(a)                                              3,149
     53,630   LG Electronics, Inc. (Electrical Components & Equipment)(a)                          3,837
     35,410   LG Philips LCD Co. Ltd. (Electronic Equipment Manufacturers)*(a)                     1,322
      3,920   Lotte Shopping Co. Ltd. (Hypermarkets & Super Centers)(a)                            1,447
     92,400   Lotte Shopping Co. Ltd. GDR (Hypermarkets & Super Centers)*(a,b)                     1,645
      7,240   POSCO (Steel)(a)                                                                     1,855
     34,500   POSCO ADR (Steel)                                                                    2,218
     30,420   SK Corp. (Oil & Gas Refining & Marketing)(a)                                         2,038
    174,150   SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)                        4,545
      9,536   Samsung Electronics Co. Ltd. (Semiconductors)(a)                                     6,088
     19,030   Samsung SDI Co. Ltd. (Computer Storage & Peripherals)(a)                             1,591
     37,430   Shinhan Financial Group Co. Ltd. (Other Diversified Financial Services)(a)           1,692
                                                                                                --------
                                                                                                  56,820
                                                                                                --------

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MALAYSIA (5.5%)
  1,542,900   AMMB Holdings Berhad (Multi-Sector Holdings)                                      $  1,071
    825,000   Commerce Asset-Holding Berhad (Diversified Banks)                                    1,386
  1,704,600   Gamuda Berhad (Construction & Engineering)                                           1,615
    345,400   Genting Berhad (Casinos & Gaming)                                                    2,140
    267,800   Kuala Lumpur Kepong Berhad (Agricultural Products)                                     745
    550,900   MK Land Holdings Berhad (Real Estate Management & Development)                          98
  1,142,800   Malayan Banking Berhad (Diversified Banks)                                           3,431
     92,000   Maxis Communications Berhad (Wireless Telecommunication Services)                      224
    487,800   Proton Holdings Berhad (Automobile Manufacturers)                                      779
    512,300   Resorts World Berhad (Hotels, Resorts, & Cruise Lines)                               1,721
  2,485,500   Sime Darby Berhad (Multi-Sector Holdings)                                            4,073
                                                                                                --------
                                                                                                  17,283
                                                                                                --------
              MEXICO (6.4%)
    176,644   Cemex S.A. de C.V. CPO (Construction Materials)*                                     1,003
    115,920   Coca Cola Femsa S.A. de C.V. ADR (Soft Drinks)*                                      3,583
     34,200   Consorcio ARA, S.A. de C.V. (Real Estate Management & Development)                     142
  1,688,900   Controladora Comercial Mexicana S.A. de C.V. (UBC) "B" (Food Retail)                 2,643
    279,947   Desc S.A. de C.V. "B" (Industrial Conglomerates)*                                      269
    407,400   Embotelladoras Arca S.A. (Soft Drinks)                                                 999
     49,900   Grupo Aeroportuario del Sureste S.A. de C.V. ADR "B" (Airport Services)              1,705
  1,021,400   Grupo Continental S.A. (Soft Drinks)                                                 1,661
    439,800   Kimberly-Clark de Mexico S.A. de C.V. "A" (Household Products)                       1,489
    123,200   Organizacion Soriana S.A. de C.V. "B" (Food Distributors)                              532
    306,200   Telefonos de Mexico S.A. de C.V. ADR "L" (Integrated
                 Telecommunication Services)                                                       6,060
                                                                                                --------
                                                                                                  20,086
                                                                                                --------
              PHILIPPINES (1.3%)
  1,127,500   ABS-CBN Broadcasting Corp. PDR (Broadcasting & Cable TV)*                              304
    458,300   Banco De Oro (Regional Banks)                                                          316
     48,500   Banco De Oro GDR (Regional Banks)*(a)                                                  669
  1,695,048   Bank of the Philippine Islands (Diversified Banks)                                   1,682
    716,900   Manila Electric Co. "B" (Construction & Engineering)*                                  305
  5,054,200   SM Prime Holdings, Inc. (Retail REITs)                                                 783
                                                                                                --------
                                                                                                   4,059
                                                                                                --------
              POLAND (1.5%)
    198,900   Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)                       2,251
    398,087   Telekomunikacja Polska S.A. (Integrated Telecommunication Services)                  2,493
                                                                                                --------
                                                                                                   4,744
                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              RUSSIA (6.0%)
    114,300   LUKoil Holdings ADR (Integrated Oil & Gas)                                        $  8,847
      8,900   Mining and Metallurgical Co. Norilsk Nickel ADR (Diversified
                 Metals & Mining)                                                                  1,074
     59,800   Novolipetsk Steel Corp. GDR (Steel)(a)                                               1,315
    178,450   OAO Gazprom ADR (Integrated Oil & Gas)                                               7,620
                                                                                                --------
                                                                                                  18,856
                                                                                                --------
              SOUTH AFRICA (7.6%)
    672,900   Alexander Forbes Ltd. (Other Diversified Financial Services)*                        1,398
    397,774   Aveng Ltd. (Building Products)                                                       1,302
    152,202   Bidvest Group Ltd. (Industrial Conglomerates)                                        2,260
     58,460   Mittal Steel South Africa Ltd. ADR (Steel)                                             547
  1,262,774   Nampak Ltd. (Paper Packaging)                                                        3,252
    289,579   Nedcor Ltd. (Diversified Banks)                                                      4,944
    685,700   Network Healthcare Holdings Ltd. (Health Care Facilities)*                             931
     23,470   SASOL Ltd. (Integrated Oil & Gas)                                                      876
  1,576,364   Sanlam Ltd. (Life & Health Insurance)                                                3,583
    331,983   Sappi Ltd. (Paper Products)                                                          4,091
    255,487   Steinhoff International Holdings Ltd. (Home Furnishings)                               814
                                                                                                --------
                                                                                                  23,998
                                                                                                --------
              TAIWAN (16.1%)
        949   Accton Technology Corp. (Communications Equipment)*(a)                                   1
    420,597   Advanced Semiconductor Engineering, Inc. (Semiconductor Equipment)(a)                  431
  3,341,050   Benq Corp. (Communications Equipment)(a)                                             2,455
    989,000   Cathay Financial Holding Co. Ltd. (Other Diversified Financial Services)(a)          2,155
  1,615,120   China Motor Corp. Ltd. (Automobile Manufacturers)(a)                                 1,689
  3,334,222   Chinatrust Financial Holding Co. Ltd. (Diversified Banks)(a)                         2,667
     90,700   Chunghwa Telecom Co. Ltd. ADR (Integrated Telecommunication Services)                1,859
  4,352,545   Compal Electronics, Inc. (Computer Hardware)(a)                                      4,411
    118,612   Elan Microelectronics Corp. (Semiconductor Equipment)(a)                                68
    605,000   Far Eastern Textile Ltd. (Textiles)(a)                                                 463
  4,718,200   First Financial Holding Co. Ltd. (Diversified Banks)(a)                              3,459
  1,178,700   Formosa Chemicals & Fibre Corp. (Specialty Chemicals)(a)                             1,835
  1,167,000   Fubon Financial Holding Co. Ltd. (Diversified Banks)(a)                              1,022
  1,388,000   Nien Hsing Textile Co. Ltd. (Textiles)(a)                                              762
    625,000   Nien Made Enterprise Co. Ltd. (Home Furnishings)(a)                                    701
  1,116,057   Optimax Technology Corp. (Electronic Equipment Manufacturers)(a)                     1,145
  2,531,000   Powerchip Semiconductor Corp. (Semiconductors)*(a)                                   1,695
  3,178,286   Quanta Computer, Inc. (Computer Hardware)(a)                                         4,739

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     75,000   Radiant Opto-Electronics Corp. (Electrical Components & Equipment)(a)             $    146
  8,321,639   SinoPac Holdings Co. (Diversified Banks)*(a)                                         4,080
  1,164,674   Sunplus Technology Co. Ltd. (Semiconductor Equipment)(a)                             1,381
  1,688,720   Taiwan Cellular Corp. (Wireless Telecommunication Services)(a)                       1,688
    900,000   Taiwan Cement Corp. (Building Products)(a)                                             760
 13,540,675   United Microelectronics Corp. (Semiconductors)(a)                                    8,419
    266,000   Wan Hai Lines Ltd. (Marine)(a)                                                         186
  6,338,440   Yageo Corp. (Electrical Components & Equipment)*(a)                                  2,423
                                                                                                --------
                                                                                                  50,640
                                                                                                --------
              THAILAND (2.6%)
  2,023,200   C.P. 7-Eleven Public Co. Ltd. (General Merchandise Stores)                             371
  5,973,000   Charoen Pokphand Foods Public Co. Ltd. (Agricultural Products)                         885
  1,361,200   Delta Electronics Public Co. Ltd. (Electrical Components & Equipment)                  643
  1,181,800   Kasikornbank Public Co. Ltd. (Diversified Banks)                                     1,921
  7,536,300   Krung Thai Bank Public Co. Ltd. (Regional Banks)                                     2,055
  1,235,900   Siam Commercial Bank Public Co. Ltd. (Diversified Banks)                             1,896
    232,400   Siam Makro Public Co. Ltd. (General Merchandise Stores)                                427
                                                                                                --------
                                                                                                   8,198
                                                                                                --------
              TURKEY (1.2%)
    201,910   Koc Holding AS (Industrial Conglomerates)*                                             783
     89,111   Tupras-Turkiye Petrol Rafinerileri A.S. (Oil & Gas Refining & Marketing)             1,501
    256,900   Turkiye Is Bankasi (Diversified Banks)                                               1,502
                                                                                                --------
                                                                                                   3,786
                                                                                                --------
              Total stocks (cost: $275,847)                                                      308,207
                                                                                                --------
              MONEY MARKET INSTRUMENTS (1.2%)

              MONEY MARKET FUNDS
  3,787,586   SSgA Prime Money Market Fund, 4.84%(c)(cost: $3,787)                                 3,787
                                                                                                --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (1.7%)

              MONEY MARKET FUNDS (0.1%)
    319,937   AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.92%(c)                        320
     11,104   Merrill Lynch Premier Institutional Fund, 4.81%(c)                                      11
                                                                                                --------
                                                                                                     331
                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

  PRINCIPAL                                                                                       MARKET
     AMOUNT                                                                                        VALUE
      (000)   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (1.6%)(d)
     $3,000   Credit Suisse First Boston, LLC, 5.00%, acquired on
                 5/31/2006 and due 6/01/2006 at $3,000 (collateralized by
                 $2,965 of Tennessee Valley Authority Bonds(e), 6.00%, due
                 3/15/2013; market value $3,061)                                                $  3,000
      1,000   Deutsche Bank Securities, Inc., 5.02%, acquired on 5/31/2006 and due 6/01/2006 at $1,000 (collateralized by $1,020 of
                 Federal Home Loan Bank Bonds(e), 4.97%, due 8/21/2006;
                 market value $1,021)                                                              1,000
      1,000   Morgan Stanley & Co., Inc., 5.02%, acquired on 5/31/2006 and due 6/01/2006 at $1,000 (collateralized by $1,065 of Federal
                 Home Loan Bank Bonds(e), 6.25%, due 6/15/2021; market
                 value $1,071)                                                                     1,000
                                                                                                --------
                                                                                                   5,000
                                                                                                --------
              Total short-term investments purchased with cash collateral from
                 securities loaned (cost: $5,331)                                                  5,331
                                                                                                --------

              TOTAL INVESTMENTS (COST: $284,965)                                                $317,325
                                                                                                ========

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA EMERGING MARKETS FUND
MAY 31, 2006

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         CPO - Certificate of ordinary participation

         GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         PDR - Philippine depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of a stock traded on the Philippine stock exchange. Dividends are paid in U.S. dollars.

         REIT - Real estate investment trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security was fair valued at May 31, 2006, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

         (b) The security or a portion thereof was out on loan as of May 31, 2006.

         (c) Rate represents the money market fund annualized seven-day yield at May 31, 2006.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

         (d) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (e) U.S. government agency issues. Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         *   Non-income-producing security for the year ended May 31, 2006.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA EMERGING MARKETS FUND
MAY 31, 2006

ASSETS
   Investments in securities, at market value (including securities on
      loan of $4,996) (identified cost of $284,965)                             $317,325
   Cash denominated in foreign currencies (identified cost of $3,037)              3,000
   Receivables:
      Capital shares sold                                                            465
      USAA Transfer Agency Company (Note 7E)                                           8
      Dividends and interest                                                       1,694
      Securities sold                                                              2,104
      Other                                                                            6
   Unrealized appreciation on foreign currency contracts held, at value               24
                                                                                --------
         Total assets                                                            324,626
                                                                                --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                             5,334
      Securities purchased                                                         3,224
      Capital shares redeemed                                                        534
      Bank overdraft                                                                  77
   Accrued management fees                                                           292
   Accrued transfer agent's fees                                                      11
   Other accrued expenses and payables                                               278
                                                                                --------
         Total liabilities                                                         9,750
                                                                                --------
            Net assets applicable to capital shares outstanding                 $314,876
                                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $315,675
   Accumulated undistributed net investment income                                 2,924
   Accumulated net realized loss on investments                                  (35,815)
   Net unrealized appreciation of investments                                     32,360
   Net unrealized depreciation on foreign currency translations                     (268)
                                                                                --------
            Net assets applicable to capital shares outstanding                 $314,876
                                                                                ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                18,718
                                                                                ========
   Net asset value, redemption price, and offering price per share              $  16.82
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA EMERGING MARKETS FUND
YEAR ENDED MAY 31, 2006

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $691)                             $ 6,553
   Interest                                                                          336
   Securities lending (net)                                                           95
                                                                                 -------
      Total income                                                                 6,984
                                                                                 -------
EXPENSES
   Management fees                                                                 2,353
   Administration and servicing fees                                                 360
   Transfer agent's fees                                                             603
   Custody and accounting fees                                                       347
   Postage                                                                            57
   Shareholder reporting fees                                                         22
   Trustees' fees                                                                      9
   Registration fees                                                                  54
   Professional fees                                                                  57
   Other                                                                               6
                                                                                 -------
      Total expenses                                                               3,868
   Expenses paid indirectly                                                          (42)
                                                                                 -------
      Net expenses                                                                 3,826
                                                                                 -------
NET INVESTMENT INCOME                                                              3,158
                                                                                 -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY

   Net realized gain (loss) on:
      Investments                                                                 39,076
      Foreign currency transactions                                                 (195)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                 15,491
      Foreign currency translations                                                 (159)
                                                                                 -------
         Net realized and unrealized gain                                         54,213
                                                                                 -------
   Increase in net assets resulting from operations                              $57,371
                                                                                 =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA EMERGING MARKETS FUND
YEARS ENDED MAY 31,

                                                                  2006           2005
                                                              -----------------------
FROM OPERATIONS
   Net investment income                                      $  3,158       $  1,736
   Net realized gain on investments                             39,076         13,181
   Net realized loss on foreign currency transactions             (195)           (44)
   Change in net unrealized appreciation/depreciation of:
      Investments                                               15,491         10,208
      Foreign currency translations                               (159)           (52)
                                                              -----------------------
         Increase in net assets resulting from operations       57,371         25,029
                                                              -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (1,614)          (706)
                                                              -----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                   178,935         75,848
   Reinvested dividends                                          1,576            688
   Cost of shares redeemed                                     (73,751)       (43,591)
                                                              -----------------------
      Increase in net assets from capital
         share transactions                                    106,760         32,945
                                                              -----------------------
   Capital contribution from USAA Transfer
      Agency Company (Note 7E)                                       8              3
                                                              -----------------------
   Net increase in net assets                                  162,525         57,271

NET ASSETS
   Beginning of period                                         152,351         95,080
                                                              -----------------------
   End of period                                              $314,876       $152,351
                                                              =======================
Accumulated undistributed net investment income:
   End of period                                              $  2,924       $  1,575
                                                              =======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                  11,077          6,308
   Shares issued for dividends reinvested                          101             55
   Shares redeemed                                              (4,561)        (3,717)
                                                              -----------------------
      Increase in shares outstanding                             6,617          2,646
                                                              =======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA EMERGING MARKETS FUND
MAY 31, 2006

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Emerging Markets Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation. The Fund concentrates its investments in securities of companies in emerging market countries, which may have limited or developing capital markets. Such investments may involve greater risks than investments in developed markets, and political, social, or economic changes in these markets may cause the prices of such investments to be volatile.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore,

26

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

                 the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

                 been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

              Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statements of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended May 31, 2006, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $35,000 and $7,000, respectively, resulting in a total reduction in Fund expenses of approximately $42,000.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.
         Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

         allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million loan agreement.

         For the year ended May 31, 2006, the Fund paid CAPCO facility fees of less than $500, which represents 0.6% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended May 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency gains and losses resulted in reclassifications to the statement of assets and liabilities to decrease accumulated undistributed net investment income and decrease accumulated net realized loss on investments by $195,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended May 31, 2006, and 2005 was as follows:

                                                         2006             2005
                                                     --------------------------
Ordinary income*                                     $1,614,000        $706,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

32

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

         As of May 31, 2006, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                  $ 2,953,000
Accumulated capital and other losses                           (35,710,000)
Unrealized appreciation of investments                          32,252,000
Unrealized depreciation on foreign currency translations          (294,000)

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales. The difference between book-basis and tax-basis appreciation on foreign currency translations is due to the tax recognition of gains and losses on foreign currency contracts.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended May 31, 2006, the Fund utilized capital loss carryovers of $39,075,000 to offset capital gains. At May 31, 2006, the Fund had a current post-October deferred currency loss of $4,000 and capital loss carryovers of $35,707,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2009 and 2010, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

       CAPITAL LOSS CARRYOVERS
---------------------------------------
  EXPIRES                     BALANCE
-----------                 -----------
   2009                     $ 5,743,000
   2010                      29,964,000
                            -----------
                   Total    $35,707,000
                            ===========

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended May 31, 2006, were $216,075,000 and $109,540,000, respectively.

         As of May 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was $285,073,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2006, for federal income tax purposes, were $43,687,000 and $11,435,000, respectively, resulting in net unrealized appreciation of $32,252,000.

(5) FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         The Fund may enter into forward currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. A forward currency contract is an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the trade date of the contract. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         At May 31, 2006, the Fund had no open forward foreign currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

         to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transactions. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of MetWest, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended May 31, 2006, the Fund received securities-lending income of $95,000, which is net of the 20% income retained by MetWest. As of May 31, 2006, the Fund loaned securities having a fair market value of approximately $4,996,000 and received cash collateral of $5,334,000 for the loans. Of this amount, $5,331,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $3,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

              the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Emerging Markets Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Emerging Markets Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

         the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 1.00% to 4.00%                        +/- 0.04%

+/- 4.01% to 7.00%                        +/- 0.05%

+/- 7.01% and greater                     +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Emerging Markets Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended May 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $2,353,000, which is net of a performance adjustment of $(46,000) that decreased the base management fee of 1.00% by 0.02%.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with The Boston Company Asset Management, LLC (The Boston Company), under which The Boston Company directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays The Boston Company a subadvisory fee in the annual amount of 0.69% of the portion of the Fund's average net assets that The Boston Company manages. For the year ended May 31, 2006, the Manager incurred subadvisory fees, paid or payable to The Boston Company, of $1,660,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $360,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended May 31, 2006, the Fund reimbursed the Manager $16,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.80% of the Fund's average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. There were no reimbursable expenses for the year ended May 31, 2006.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended May 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $603,000. In addition, the Fund recorded a receivable from SAS of $8,000 for adjustments related to corrections to shareholder transactions.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                            YEAR ENDED MAY 31,
                                               -------------------------------------------------------------------------
                                                   2006             2005            2004            2003            2002
                                               -------------------------------------------------------------------------
Net asset value at beginning of period         $  12.59         $  10.06         $  7.24         $  7.93         $  7.16
                                               -------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                     .13              .13             .07             .03(a)         (.02)(a)
   Net realized and unrealized gain (loss)         4.21             2.47            2.75            (.72)(a)         .81(a)
                                               -------------------------------------------------------------------------
Total from investment operations                   4.34             2.60            2.82            (.69)(a)         .79(a)
Less distributions:
   From net investment income                      (.11)            (.07)              -               -            (.02)
                                               -------------------------------------------------------------------------
Net asset value at end of period               $  16.82         $  12.59         $ 10.06         $  7.24         $  7.93
                                               =========================================================================
Total return (%)*                                 34.52            25.82           38.95           (8.70)          11.11
Net assets at end of period (000)              $314,876         $152,351         $95,080         $54,794         $57,073
Ratio of expenses to average
   net assets (%)**(c)                             1.61(b)          1.80(b)         1.92(b)         2.33            2.51
Ratio of net investment income (loss)
   to average net assets (%)**                     1.31             1.42             .92             .42            (.33)
Portfolio turnover (%)                            47.88            36.24           75.67          140.89          257.45

  * Assumes reinvestment of all net investment income distributions during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended May 31, 2006, average net assets were $240,648,000.
(a) Calculated using average shares.
(b) Effective March 1, 2004, the Manager voluntarily agreed to limit the Fund's expense ratio to 1.80% of the Fund's average annual net assets. From June 1, 2003, through February 29, 2004, the voluntary expense ratio limit was 2.10% of the Fund's average annual net assets.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                   (.02%)           (.02%)          (.03%)          (.00%)(+)       (.01%)
    + Represents less than 0.01% of average net assets.

40

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA EMERGING MARKETS FUND
MAY 31, 2006

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2005, through May 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                      BEGINNING              ENDING            DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE       DECEMBER 1, 2005 -
                                  DECEMBER 1, 2005        MAY 31, 2006          MAY 31, 2006
                                  -------------------------------------------------------------
Actual                                $1,000.00            $1,130.60                $8.34
Hypothetical
  (5% return before expenses)          1,000.00             1,017.10                 7.90

         *Expenses are equal to the Fund's annualized expense ratio of 1.57%, which is net of reimbursements and any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 13.06% for the six-month period of December 1, 2005, through May 31, 2006.

42

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA EMERGING MARKETS FUND
MAY 31, 2006

         At a meeting of the Board of Trustees held on April 19, 2006, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Investment Advisory Agreement and Subadvisory

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

         Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreement included certain types of information previously received at such quarterly meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

44

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

         companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment and any fee waivers or reimbursements - was the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were above the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund and that the subadvisory fees under the Subadvisory Agreement are paid by the Manager. The Board also noted the Fund's comparatively small size and the effect of size on expenses.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2005. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one- and three-year periods ending December 31, 2005. The Board took into account

46

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

         management's discussion of the factors that contributed to the Fund's underperformance and the steps to be taken to address such performance.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board considered the fee waivers and expense reimbursement arrangements by the Manager and the fact that the Manager pays the subadvisory fee. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is not unreasonable. Based on their conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT
--------------------------------------------------------------------------------

         In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically

48

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

         throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients. The Board considered that the Fund pays a management

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA EMERGING MARKETS FUND
MAY 31, 2006

         fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser.

         As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2005, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board was mindful of the Manager's focus on the Subadviser's performance and the explanations of management regarding the factors that contributed to the performance of the Fund. The Board also noted the Subadviser's long-term performance record for similar accounts.

         CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, the Board of Trustees determined that approval of the Subadvisory Agreement with respect to the Fund would be in the interests of the Fund and its shareholders.

50

 D I R E C T O R S '  A N D  O F F I C E R S '
=====================-----------------------------------------------------------
                      INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of five Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates.
              The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of May 31, 2006. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

              *FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
               AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2,4)
              Director
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS). He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

52

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3,4,5,6)
              Director
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              ROBERT L. MASON, PH.D. (3,4,5,6)
              Director
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3,4,5,6)
              Director
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              RICHARD A. ZUCKER (2,3,4,5,6)
              Director and Chairman of the Board of Directors
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

              (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

54

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              STUART WESTER
              Vice President
              Born: June 1947
              Year of Appointment: 2002

              Vice President, Equity Investments, IMCO (1/99-present). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/USAA Financial Planning Services
              (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and SAS; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02); Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

              EILEEN M. SMILEY
              Assistant Secretary
              Born: November 1959
              Year of Appointment: 2003

              Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, SAS, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

56

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

                 MUTUAL FUND    (from touch-tone phones only)
              USAA TOUCHLINE    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS     USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

25558-0706                                  (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Trustees of USAA Investment Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Trustees of USAA Investment Trust approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Investment Trust. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues and an expert witness in cases involving financial reporting matters. Dr. Starks is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Investment Trust. Dr. Starks resigned from the Board of Trustees effective May 22, 2006.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Investment Trust, consists of 10 funds in all. Only 9 funds of the Registrant (excluding the Total Return Strategy Fund) have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Funds' annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended May 31, 2006 and 2005 were $221,400 and $150,400, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2006 and 2005 were $50,000 and $15,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 5-31-2006     $44,390            $11,125       $11,633           $ 8,494          $ 75,642
FYE 5-31-2005     $41,100            $14,050       $10,993           $     0          $ 66,143
----------------------------------------------------------------------------------------------
TOTAL             $85,490            $25,175       $22,626           $ 8,494          $141,785
----------------------------------------------------------------------------------------------

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2006 or 2005.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for May 31, 2006 and 2005 were $187,642 and $109,143, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2006 and 2005 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. Disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                             USAA MUTUAL FUNDS TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS
         -----------------------------

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA Mutual Funds Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
             - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
             - full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
             - compliance with applicable laws and governmental rules and regulations;
             - prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the relevant Funds' Board of Directors/ Trustees; and
             -  accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST
         ---------------------

         A.       DEFINITION OF A CONFLICT OF INTEREST.
                  ------------------------------------

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
                o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chair/ CEO of USAA and reported to each affected Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS
         --------------------------------------

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/ Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
         - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY
         ----------------------------

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
                Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Board of Directors/Trustees.

         B.     REQUIRED REPORTS
                ----------------

                -      EACH COVERED OFFICER MUST:
                       -------------------------

                       - Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
                       - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -      THE CHIEF LEGAL OFFICER MUST:
                       ----------------------------

                       - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                       - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES
                  ------------------------

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the relevant Funds' Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the relevant Funds' Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  o        The  Boards  of  Directors/Trustees  understand  that
                           Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered
                           Officer.

V.       OTHER POLICIES AND PROCEDURES
         -----------------------------

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS
         ----------

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Boards of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION
         --------------------------------------

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.


Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA Mutual Funds
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.
Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA Mutual Funds Trust: September 14, 2005.
Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust:  December 8, 2005.



                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

TITLE             COMPANY
-----             -------

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA Mutual Funds Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA Mutual Funds Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (EXCEPT TOTAL RETURN STRATEGY FUND)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JULY 31, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JULY 31, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JULY 31, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.